Related Parties	3 Months Ended
May 31, 2024
Related Parties [Abstract]
RELATED PARTIES

13. RELATED PARTIES

In addition to the information disclosed in Note 7 in the interim condensed financial statements, the following transactions took place between the Group and related parties at the terms agreed between parties:

Transactions with related parties

	For the Three Months Ended May 31,
Figures in Rand thousands	2024	2023

Sales to related parties	8,127	5,419
Purchases from related parties	36,454	29,445
Rent paid to related parties	2,498	2,157

Included in the “Purchases from related parties” are transaction with Found (Pty) Ltd.  Zak Calisto, the CEO of the Group, is a trustee of the Kubu Trust, a discretionary trust that is the ultimate beneficial owner of Found (Pty) Ltd. Zak Calisto undertook to be a trustee until the end of February 2024 and is not a beneficiary of the trust. As at June 2024, the regulatory process of registering Zak Calisto’s resignation as a trustee was still underway with the deed’s office.  Upon completion, Found (Pty) Ltd will cease becoming a related party of the Group.